Leases - Financial position relating to leases (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 6,564	€ 3,105
Additions to right-of-use assets	5,100
Lease liabilities
Lease liabilities — current	1,974	1,078
Lease liabilities — non-current	4,540	1,712
Lease liabilities	6,514	2,790
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	5,576	2,338
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	744	525
Office and lab equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 243	€ 242